Leases - Summary of Components of Right of Use Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Opening balance	kr 7,980
Depreciation	(2,277)	kr (2,387)
Impairment losses	0	(47)
Closing balance	7,948	7,980
Net carrying value	7,948	7,980
Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	12,778	12,087
Additions	2,017	2,604
Balances regarding acquired/divested business	(21)	126
Terminations	(575)	(1,056)
Translation differences	658	(983)
Closing balance	14,857	12,778
Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(4,145)	(2,414)
Depreciation	(2,277)	(2,387)
Balances regarding acquired/divested business	14	1
Terminations	391	347
Translation differences	(244)	308
Closing balance	(6,261)	(4,145)
Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(340)	(872)
Impairment losses		(47)
Terminations	63	553
Translation differences	(26)	26
Closing balance	(303)	(340)
Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(313)	(314)
Derecognition		(42)
Translation differences	(32)	43
Closing balance	(345)	(313)
Real estate [Member]
Disclosure Of Leases [Line Items]
Net carrying value	7,421	7,431
Real estate [Member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	11,784	11,263
Additions	1,759	2,220
Balances regarding acquired/divested business	(10)	126
Terminations	(395)	(926)
Translation differences	618	(899)
Closing balance	13,756	11,784
Real estate [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(3,700)	(2,126)
Depreciation	(2,002)	(2,082)
Balances regarding acquired/divested business	8	1
Terminations	233	238
Translation differences	(226)	269
Closing balance	(5,687)	(3,700)
Real estate [Member] | Accumulated impairment losses [member]
Disclosure Of Leases [Line Items]
Opening balance	(340)	(872)
Impairment losses		(47)
Terminations	63	553
Translation differences	(26)	26
Closing balance	(303)	(340)
Real estate [Member] | Financial sublease [member]
Disclosure Of Leases [Line Items]
Opening balance	(313)	(314)
Derecognition		(42)
Translation differences	(32)	43
Closing balance	(345)	(313)
Vehicles [member]
Disclosure Of Leases [Line Items]
Net carrying value	435	433
Vehicles [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	823	698
Additions	258	339
Balances regarding acquired/divested business	(11)
Terminations	(180)	(130)
Translation differences	40	(84)
Closing balance	930	823
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(390)	(260)
Depreciation	(251)	(277)
Balances regarding acquired/divested business	6
Terminations	158	109
Translation differences	(18)	38
Closing balance	(495)	(390)
Other [member]
Disclosure Of Leases [Line Items]
Net carrying value	92	116
Other [member] | Cost [member]
Disclosure Of Leases [Line Items]
Opening balance	171	126
Additions		45
Closing balance	171	171
Other [member] | Accumulated depreciation and amortization [member]
Disclosure Of Leases [Line Items]
Opening balance	(55)	(28)
Depreciation	(24)	(28)
Translation differences		1
Closing balance	kr (79)	kr (55)